Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Schedule Of Changes In Asset Retirement Obligations

	SouthGobi	Ivanhoe Australia (a)	Oyu Tolgoi	Total
Balance, December 31, 2009	$896	$3,339	$1,201	$5,436

Changes in estimates	1,629	—	4,328	5,957
Unrealized foreign exchange	—	2,049	—	2,049
Accretion expense	110	—	89	199
Acquisition of Osborne (Note 12 (c))	—	27,197	—	27,197

Balance, December 31, 2010	$2,635	$32,585	$5,618	$40,838

Changes in estimates	2,863	(7,738)	8,901	4,026
Unrealized foreign exchange	—	(5)	—	(5)
Accretion expense	280	—	414	694

Balance, December 31, 2011	$5,778	$24,842	$14,933	$45,553

(a)

As at December 31, 2011, other assets included $23.8 million (December 31, 2010—$22.6 million) held in restricted deposits that are legally restricted for the purpose of settling asset retirement obligations.